STOCKHOLDERS' EQUITY (Details 4) - Options - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Risk-free rate	1.50%	0.00%
Expected volatility	85.00%	0.00%
Expected life	5 years 9 months	0 years
Expected dividend yield	0.00%	0.00%
Weighted average grant date fair value per option	$ 34.20	$ .00